Selling and Marketing Expenses	12 Months Ended
Jun. 30, 2026
Selling and Marketing Expenses [Abstract]
Selling and marketing expenses

(13) Selling and marketing expenses

Selling and marketing expenses were as follows:

	Year ended June 30,
	2026	2025	2024
	$	$	$
Staff costs and employee benefits	856,939	1,037,747	1,060,564
Consultancy fee	265,976	1,083,143	2,597,503
Transportation and handling	656,514	696,583	1,178,114
Advertisement expenses	2,197	26,231	19,118
Depreciation and amortization	3,381	3,445	3,206
Other	295,035	486,971	793,000
Total	2,080,042	3,334,120	5,651,505